Bonds and Loans (Tables)	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Debt instruments

	JPY (millions) As of March 31
	2018	2019
Bonds	¥172,889	¥3,196,365
Short-term loans	18	500,002
Long-term loans	812,755	2,054,584
Total	¥985,662	¥5,750,951
Non-current	¥985,644	¥4,766,005
Current	¥18	¥984,946
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying value			Maturity
	Principal Amount in contractual currency (millions)	As of March 31, 2018	As of March 31, 2019	Interest Rate (%)
14th Unsecured Straight Bonds	60,000 JPY	¥59,967	¥59,992	0.540%	Jul 2019
15th Unsecured Straight Bonds	60,000 JPY	59,944	59,968	0.704%	Jul 2020
USD Unsecured Senior Notes	500 USD	52,978	55,129	2.450%	Jan 2022
2018 EUR Unsecured Senior Notes – variable rate	1,750 EUR	—	216,717	3 month EURIBOR + margin (0.550-1.100%)	Nov 2020 - Nov 2022
2018 EUR Unsecured Senior Notes – fixed rate	5,750 EUR	—	708,860	0.375-3.000%	Nov 2020 - Nov 2030
2018 USD Unsecured Senior Notes – fixed rate	5,500 USD	—	605,261	3.800-5.000%	Nov 2020 - Nov 2028
Unsecured Senior Notes Assumed in Shire Acquisition	12,100 USD	—	1,278,490	1.900-3.200%	Sep 2019 - Sep 2026
Unsecured Senior Notes Assumed in Shire Acquisition	1,925 USD	—	211,948	2.875%-5.250%	Jun 2020 - Jun 2045
Total		¥172,889	¥3,196,365
The composition of loans is as follows:

		JPY (millions) Carrying value			Maturity
Instrument	Principal Amount in contractual currency (millions)	As of March 31, 2018	As of March 31, 2019	Interest Rate (%)
Syndicated Loans 2013	120,000 JPY	¥120,000	¥120,000	3 month LIBOR + 0.010%	Jul 2019 - Jul 2020
Syndicated Loans 2016	200,000 JPY	200,000	200,000	0.200–0.300%	Apr 2023 - Apr 2026
Syndicated Loans 2017	113,500 JPY	113,500	113,500	0.350%	Apr 2027
USD Syndicated Loans 2017	1,500 USD	159,255	165,599	6 month LIBOR + 0.500%	Apr 2027
Syndicated Loans 2019	500,000 JPY	—	500,000	1 month TIBOR + 0.100%	Jul 2019
USD Syndicated Loans 2019	7,500 USD	—	819,482	LIBOR + variable margin (0.750-1.500%)	Jan 2024
USD Japan Bank for International Cooperation 2019	3,700 USD	—	409,346	6 month LIBOR + 0.600%	Dec 2025
Other		220,018	226,659
Total		¥812,773	¥2,554,586